[logo] JOHN HANCOCK FUNDS
       A Global Investment Management Firm
--------------------------------------------------------------------------------
                                                     John Hancock Advisers, Inc.


                                 November 2, 1995


United States Securities and Exchange Commission
OFICS Filer Support
SEC Operations Center
6432 General Green Way
Alexandria, Virginia. 22312-2413

Re:     Rule 24f-2 Notice for
        John Hancock Capital Growth Fund
        Registration No. 2-89338
                       811-03961
        Account No. 0000740916
        CIK: 740916

Dear Gentlemen:

The purpose of this letter is to notify the Commission within two (2) months of the end of the Registrant's Fiscal Year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above referenced rule is as follows:

Fiscal Year:                         January 1, 1995 to September 15, 1995 *

        Number of Shares previously
        Registered Other than
        Pursuant to Rule 24f-2
        Remaining Unsold at
        Beginning of Fiscal Year:                 0

        Number of Shares registered
        During Fiscal Year other than
        Pursuant to Rule 24f-2:                   0

        Number of Shares Sold During
        Fiscal Year:                      2,900,924


        Number of Shares Sold During
        Fiscal Year Pursuant to
        Rule 24f-2:                       2,900,924

 * On September 15, 1995, John Hancock Capital Growth Fund merged into John Hancock Growth Fund, a portfolio of John Hancock Capital Series.

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United States Securities and Exchange Commission
John Hancock Capital Growth Fund
November 1, 1995
Page Two



Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the Securities, the Registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable by the Registrant.

In accordance with subsection (c) of Rule 24f-2, no registration fee for John Hancock Capital Growth Fund is due. The fee computation is based on the following:



    (1) Aggregate Sales Price of Shares
        Sold During the
        Fiscal Year in Reliance Upon
        the 24f-2 Declaration (Based
        on aggregate sale price for
        all shares sold of $34,636,570 less
        aggregate sale price of shares
        registered pursuant to Rule 24e-2
        of None)                                      $34,636,570

Reduced By

    (1) Aggregate Redemption Price
        of Shares Redeemed During
        the Fiscal Year and,                         (140,113,505)

    (2) Aggregate Redemption
        Price of Redeemed Shares
        Previously Applied by
        Fund Pursuant to Rule
        24e-2 (a) Filings Made Pursuant
        to Section 24(e)(1) of Investment
        Company Act of 1940                                    $0
                                                     -------------

        Net sales applicable for fee                           $0
        Computation of fee                                  /2900
                                                     -------------
        Fee                                          NO FEE DUE
                                                     =============


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United States Securities and Exchange Commission
John Hancock Capital Growth Fund
November 1, 1995
Page Three




Any questions regarding this matter should be addressed to William H. King, Associate Treasurer, John Hancock Advisers, Inc., 101 Huntington Avenue, 8th floor, Boston, MA 02199-7603, (617) 375-1668.

                                 Very truly yours,


                                 /s/ William H. King
                                 William H. King
                                 Associate Treasurer



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[logo] JOHN HANCOCK FUNDS
       A Global Investment Management Firm
--------------------------------------------------------------------------------
                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603

                                                     John Hancock Advisers, Inc.


                                        November 2, 1995

John Hancock Capital Growth Fund
101 Huntington Avenue
Boston, MA  02199

Re:     Rule 24f-2 Notice for John Hancock Capital Growth Fund
        (File Nos. 2-89338;   811-03961)   (0000740916)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 2,900,924 shares of the John Hancock Capital Growth Fund (the "Fund") sold in reliance upon said Rule 24f-2 during the fiscal year ended September 15, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

In connection with this opinion it should be noted that the Fund is an entity of the type generally known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust disclaims shareholder liability for obligations of the Fund and indemnifies any shareholder of the Fund, with such indemnification to be paid solely out of the assets of the Fund. Therefore, the shareholder's risk is limited to circumstances in which the assets of the Fund are insufficient to meet the obligations asserted against such assets.


                              Sincerely,

                              JOHN HANCOCK ADVISERS, INC.



                              /s/ Alfred P. Ouellette
                              Alfred P. Ouellette
                              Assistant Secretary
                              Member of Massachusetts and New Hampshire Bars



--------------------------------------------------------------- John Hancock
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -    Financial Services
John Hancock Investor Services Corporation - The Patriot
Group, Inc. - John Hancock Advisers International, Ltd. -
NM Capital Management, Inc. - Sovereign Asset Management Corporation
*Member of National Association of Securities Dealers, Inc.